LOANS, FINANCING AND DEBENTURES - GUARANTEES FOR SUBSIDIARY (Details) R$ in Thousands	Mar. 31, 2022 BRL (R$)
Angra III | Borrowings guranteed by Electrobas, Corporate
LOANS, FINANCING AND DEBENTURES
Outstanding Balance	R$ 3,334,056
Angra III | Borrowings guranteed by Eletronuclear, Corporate
LOANS, FINANCING AND DEBENTURES
Outstanding Balance	2,987,557
Emisso de Debntures Furnas | Borrowings guranteed by Electrobas, Corporate
LOANS, FINANCING AND DEBENTURES
Outstanding Balance	952,694
Emisso de Debntures Furnas | Borrowings guranteed by Electrobas Two, Corporate
LOANS, FINANCING AND DEBENTURES
Outstanding Balance	468,625
Reinforcement of the Working Capital Structure | Borrowings guranteed by Electrobas, Corporate
LOANS, FINANCING AND DEBENTURES
Outstanding Balance	167,467
Belo Monte Transmissora de Energia SPE S.A | Borrowings guranteed by Electrobas, Corporate
LOANS, FINANCING AND DEBENTURES
Outstanding Balance	690,608
Diversos - Furnas | Borrowings guranteed by Electrobas, Corporate
LOANS, FINANCING AND DEBENTURES
Outstanding Balance	400,453
Projetos Corporativos Chesf | Borrowings guranteed by Electrobas, Corporate
LOANS, FINANCING AND DEBENTURES
Outstanding Balance	228,058
Projetos Corporativos Chesf | Borrowings guranteed by Electrobas Two, Corporate
LOANS, FINANCING AND DEBENTURES
Outstanding Balance	87,376
UHE Simplcio | Borrowings guranteed by Electrobas, Corporate
LOANS, FINANCING AND DEBENTURES
Outstanding Balance	336,094
Modernization of UHE Furnas and UHE LuizCarlos Barrreto de Carvalho | Borrowings guranteed by Electrobas, Corporate
LOANS, FINANCING AND DEBENTURES
Outstanding Balance	357,658
Projetos Corporativos de Transmisso | Borrowings guranteed by Electrobas, Corporate
LOANS, FINANCING AND DEBENTURES
Outstanding Balance	116,054
Projetos Corporativos CGT Eletrosul | Borrowings guranteed by Electrobas, Corporate
LOANS, FINANCING AND DEBENTURES
Outstanding Balance	55,887
Transmissora Sul Litornea de Energia | Borrowings guranteed by CGT Eletrosul, SPE
LOANS, FINANCING AND DEBENTURES
Outstanding Balance	341,339
Transmissora Sul Brasileira de Energia | Borrowings guranteed by Electrobas, Corporate
LOANS, FINANCING AND DEBENTURES
Outstanding Balance	118,103
Financiamento Corporativo | Borrowings guranteed by Electrobas, Corporate
LOANS, FINANCING AND DEBENTURES
Outstanding Balance	102,629
20122014 Investment Plan | Borrowings guranteed by Electrobas, Corporate
LOANS, FINANCING AND DEBENTURES
Outstanding Balance	146,714
Linha Verde Transmissora | Borrowings guranteed by Electrobas, Corporate
LOANS, FINANCING AND DEBENTURES
Outstanding Balance	153,449
Eolicas Casa Nova II and III | Borrowings guranteed by Electrobas, Corporate
LOANS, FINANCING AND DEBENTURES
Outstanding Balance	152,655
Corporate Transmission Projects 2 | Borrowings guranteed by Electrobas, Corporate
LOANS, FINANCING AND DEBENTURES
Outstanding Balance	125,293
UHE Sao Domingos | Borrowings guranteed by Electrobas, Corporate
LOANS, FINANCING AND DEBENTURES
Outstanding Balance	105,854
Transmissora Delmiro Gouveia | Borrowings guranteed by Chesf, Corporate
LOANS, FINANCING AND DEBENTURES
Outstanding Balance	101,478
Transmissora Delmiro Gouveia | Borrowings guaranteed by Chesf Two, Corporate
LOANS, FINANCING AND DEBENTURES
Outstanding Balance	47,574
UHE Batalha | Borrowings guranteed by Electrobas, Corporate
LOANS, FINANCING AND DEBENTURES
Outstanding Balance	73,197
UHE Passo Sao Joao | Borrowings guranteed by Electrobas, Corporate
LOANS, FINANCING AND DEBENTURES
Outstanding Balance	71,823
Innovation Projects | Borrowings guranteed by Electrobas, Corporate
LOANS, FINANCING AND DEBENTURES
Outstanding Balance	39,363
RS Energia | Borrowings guranteed by Electrobas, Corporate
LOANS, FINANCING AND DEBENTURES
Outstanding Balance	17,398
RS Energia | Borrowings guranteed by Electrobas Two, Corporate
LOANS, FINANCING AND DEBENTURES
Outstanding Balance	8,994
Baguari | Borrowings guranteed by Electrobas, Corporate
LOANS, FINANCING AND DEBENTURES
Outstanding Balance	18,765
Expansion of the South Transmission System | Borrowings guranteed by CGT Eletrosul, Corporate
LOANS, FINANCING AND DEBENTURES
Outstanding Balance	17,784
Brazil-Uruguay Interconnection | Borrowings guranteed by CGT Eletrosul, Corporate
LOANS, FINANCING AND DEBENTURES
Outstanding Balance	13,348
UHE Mau | Borrowings guranteed by Electrobas, Corporate
LOANS, FINANCING AND DEBENTURES
Outstanding Balance	156,691
Complexo Elico Livramento - Entorno II | Borrowings guranteed by Electrobas, Corporate
LOANS, FINANCING AND DEBENTURES
Outstanding Balance	277,955
Guarantees of controlled companies
LOANS, FINANCING AND DEBENTURES
Outstanding Balance	R$ 12,272,993